Note 4 - Fair Value Measurements - Plan Assets (Details) - EBP 94-2156203 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Plan assets, fair value	$ 65,827,414	$ 63,548,601
Fair Value, Inputs, Level 1 [Member]
Plan assets, fair value	65,827,414	63,548,601
Fair Value, Inputs, Level 2 [Member]
Plan assets, fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Plan assets, fair value	0	0
EBP, Employer, Common Stock [Member]
Plan assets, fair value	13,535,278	15,163,919
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Plan assets, fair value	13,535,278	15,163,919
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Plan assets, fair value	0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Plan assets, fair value	0	0
Mutual Fund [Member]
Plan assets, fair value	52,292,136	48,384,682
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Plan assets, fair value	52,292,136	48,384,682
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Plan assets, fair value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Plan assets, fair value	$ 0	$ 0